SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Sep. 30, 2014
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

NOTE 15 SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

	(in thousands, except per share amounts)
2014	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Operating revenues	$889,152	$893,430	$952,087	$985,038
Operating income	264,031	255,342	271,912	263,502
Income from continuing operations	173,182	174,589	192,290	168,705
Net income	173,182	174,570	192,279	168,688
Basic earnings per common share:
Income from continuing operations	1.61	1.61	1.77	1.55
Net income	1.61	1.61	1.77	1.55
Diluted earnings per common share:
Income from continuing operations	1.59	1.59	1.75	1.53
Net income	1.59	1.59	1.75	1.53

2013	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Operating revenues	$844,572	$838,309	$840,197	$864,536
Operating income	240,547	232,920	239,960	243,234
Income from continuing operations	159,611	151,067	250,978	159,797
Net income	159,603	151,080	266,159	159,797
Basic earnings per common share:
Income from continuing operations	1.50	1.41	2.35	1.49
Net income	1.50	1.41	2.49	1.49
Diluted earnings per common share:
Income from continuing operations	1.48	1.39	2.32	1.47
Net income	1.48	1.39	2.46	1.47

        The sum of earnings per share for the four quarters may not equal the total earnings per share for the year due to changes in the average number of common shares outstanding.

        In the first quarter of fiscal 2014, net income includes an after-tax gain from the sale of assets of $3.7 million, $0.03 per share on a diluted basis.

        In the second quarter of fiscal 2014, net income includes an after-tax gain from the sale of assets of $2.7 million, $0.02 per share on a diluted basis, and an after-tax gain from the sale of investment securities of $12.9 million, $0.12 per share on a diluted basis.

        In the third quarter of fiscal 2014, net income includes an after-tax gain from the sale of assets of $1.4 million, $0.01 per share on a diluted basis, and an after-tax gain from the sale of investment securities of $14.9 million, $0.13 per share on a diluted basis.

        In the fourth quarter of fiscal 2014, net income includes an after-tax gain from the sale of assets of $5.0 million, $0.05 per share on a diluted basis.

        In the first quarter of fiscal 2013, net income includes an after-tax gain from the sale of assets of $3.4 million, $0.03 per share on a diluted basis, and an after-tax gain from the sale of investment securities of $5.5 million, $0.05 per share on a diluted basis.

        In the second quarter of fiscal 2013, net income includes an after-tax gain from the sale of assets of $3.4 million, $0.03 per share on a diluted basis.

        In the third quarter of fiscal 2013, net income includes an after-tax gain from the sale of assets of $2.6 million, $0.02 per share on a diluted basis, and an after-tax gain from the sale of investment securities of $92.4 million, $0.86 per share on a diluted basis.

        In the fourth quarter of fiscal 2013, net income includes an after-tax gain from the sale of assets of $2.8 million, $0.03 per share on a diluted basis.